Taxes - Schedule of detailed information about changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Deferred income tax asset	$ 7,495	$ 4,596
Net deferred income tax asset	7,495	4,596
Net deferred income tax asset, beginning of the year	4,596	3,343
Deferred income tax recovery	2,786	1,423
Effect of foreign exchange	113	(170)
Net deferred income tax asset, end of the year	$ 7,495	$ 4,596